Prepayments, Other Receivables and Other Assets, Net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Prepayment [Member]
Prepayments, Other Receivables and Other Assets, Net [Line Items]
Provisions	¥ 6,363	¥ 2,978